Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	30,000,000	30,000,000	30,000,000
Common stock, issued (in shares)	5,266,895	5,260,098	5,232,579
Common stock, outstanding (in shares)	5,266,895	5,260,098	5,232,579